Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Non-current other receivables
Schedule of non-current other receivables

	2020	2019	2018
	$m	$m	$m
Prepayments	395	392	461
Accrued income	56	10	–
Other receivables	269	338	54
Non-current other receivables	720	740	515